Taxes - Schedule of Reconciled to the Income Before Income Taxes (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Schedule of Reconciled to the Income Before Income Taxes [Abstract]
Income before income tax provision	$ 564,087	$ 174,800
PRC statutory tax rate	25.00%	25.00%
Income tax computed at PRC statutory tax rate	$ 141,022	$ 43,700
Preferential tax treatments	(176,122)	(47,547)
Non-deductible expense	188	3,781
Additional deduction for research and development expenses	(9,289)
Tax-exempted income	(1,129)	(304)
Tax effect of unused tax losses not recognised	1,489
Total	$ (43,841)	$ (370)